Summary of Significant Accounting Policies - Schedule of Earnings Per Share Anti-diluted (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Excluded potentially dilutive securities	1,425,793	2,402,181	64,540,711	77,240,834
Warrants to Purchase Common Stock [Member]
Excluded potentially dilutive securities	1,229,700	2,068,821	58,657,911	62,064,634
Series C-1 Convertible Preferred Stock [Member]
Excluded potentially dilutive securities	196,093	333,360	5,882,800
Series B Convertible Preferred Stock [Member]
Excluded potentially dilutive securities				5,175,400
Series C Convertible Preferred Stock [Member]
Excluded potentially dilutive securities				10,000,800